Significant Accounting Policies - Exchange Rates (Table) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Uruguay Pesos [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	40.07	44.70	42.37
Average foreign exchange rate	41.16	43.55	42.01
Argentina Pesos [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	177.16	102.72	84.15
Average foreign exchange rate	130.81	95.19	70.65
Paraguay Guarani [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	7,339.72	6,887.40	6,941.65
Average foreign exchange rate	6,987.14	6,783.73	6,784.26
Brazilian Reais [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Closing foreign exchange rate	5.2177	5.5805	5.20
Average foreign exchange rate	5.1655	5.3956	5.16